Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket	The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:
Accounts receivable by aging bucket	Balance as of March 31, 2024	Subsequent collection	% of subsequent collection
Overdue but within 1 year	$594,421	$591,606	99.5%
Not yet due	2,155,793	2,132,699	98.9%
Total gross accounts receivable	2,750,214	2,724,305	99.1%
Allowance for credit losses	-	-	-
Accounts receivable, net	$2,750,214	$2,724,305	99.1%
Accounts receivable by aging bucket	Balance as of March 31, 2023	Subsequent collection (1)	% of subsequent collection
Overdue	$446,735	$444,016	99.4%
Not yet due	1,813,487	1,811,212	99.9%
Total gross accounts receivable	2,260,222	2,255,228	99.8%
Allowance for credit losses	-	-	-
Accounts receivable, net	$2,260,222	$2,255,228	99.8%
(1)	The amount of subsequent collection is as of July 11, 2023.